As filed with the Securities and Exchange Commission on August 23, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

Phocas Real Estate Fund

Semi-Annual Report
June 30, 2018
(Unaudited)

PHOCAS REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares	Security Description	Value
Common Stock (REITs) - 96.7%
Apartments - 12.2%
1,849	AvalonBay Communities, Inc.	$317,825
2,791	Camden Property Trust	254,344
3,159	Education Realty Trust, Inc.	131,098
2,043	Essex Property Trust, Inc.	488,420
38,925	Independence Realty Trust, Inc.	401,317
		1,593,004
Commercial Financing - 2.8%
19,158	Jernigan Capital, Inc.	365,151
Data Centers - 7.2%
5,895	CoreSite Realty Corp.	653,284
7,415	QTS Realty Trust, Inc., Class A	292,892
		946,176
Diversified - 2.3%
4,137	Vornado Realty Trust	305,807
Freestanding - 2.5%
7,726	Seritage Growth Properties, Class A	327,814
Health Care - 5.9%
19,722	Sabra Health Care, Inc.	428,559
5,500	Welltower, Inc.	344,795
		773,354
Industrial - 9.7%
10,021	First Industrial Realty Trust, Inc.	334,100
20,166	Rexford Industrial Realty, Inc.	633,011
11,313	STAG Industrial, Inc.	308,053
		1,275,164
Infrastructure - 4.2%
3,796	American Tower Corp.	547,269
Lodging/Resorts - 5.1%
7,717	Chatham Lodging Trust	163,755
13,160	Pebblebrook Hotel Trust	510,608
		674,363
Manufactured Homes - 2.7%
3,615	Sun Communities, Inc.	353,836
Office - 19.3%
4,835	Alexandria Real Estate Equities, Inc.	610,032
2,843	Boston Properties, Inc.	356,569
7,324	Corporate Office Properties Trust	212,323
12,033	Hudson Pacific Properties, Inc.	426,329
4,386	Kilroy Realty Corp.	331,757
10,070	NorthStar Realty Europe Corp.	145,914
4,501	SL Green Realty Corp.	452,486
		2,535,410
Regional Malls - 6.5%
10,714	GGP, Inc.	218,887
3,724	Simon Property Group, Inc.	633,788
		852,675
Self Storage - 7.6%
3,183	Extra Space Storage, Inc.	317,695
21,861	National Storage Affiliates Trust	673,756
		991,451
Shopping Centers - 4.6%
13,666	Acadia Realty Trust	374,039
3,776	Regency Centers Corp.	234,414
		608,453
Single Family Homes - 2.3%
12,984	Invitation Homes, Inc.	299,411

Shares	Security Description	Value
Timber - 1.8%
4,588	Potlatch Corp.	$233,300

Total Common Stock (REITs) (Cost $9,401,959)		12,682,638
Investments, at value - 96.7% (Cost $9,401,959)		$12,682,638
Other Assets & Liabilities, Net - 3.3%		430,524
Net Assets - 100.0%		$13,113,162

REIT	Real Estate Investment Trust

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,682,638
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$12,682,638

The Level 1 value displayed in this table is Common Stock (REITs). Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

PORTFOLIO HOLDINGS
% of Total Investments
Apartments	12.6%
Commercial Financing	2.9%
Data Centers	7.5%
Diversified	2.4%
Freestanding	2.6%
Health Care	6.1%
Industrial	10.0%
Infrastructure	4.3%
Lodging/Resorts	5.3%
Manufactured Homes	2.8%
Office	20.0%
Regional Malls	6.7%
Self Storage	7.8%
Shopping Centers	4.8%
Single Family Homes	2.4%
Timber	1.8%
100.0%

See Notes to Financial Statements.

PHOCAS REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2018

ASSETS
Investments, at value (Cost $9,401,959)	$12,682,638
Cash	444,547
Receivables:
Fund shares sold	2
Dividends and interest	65,644
Prepaid expenses	15,341
Total Assets	13,208,172
LIABILITIES
Payables:
Fund shares redeemed	73,340
Accrued Liabilities:
Investment advisor fees	3,566
Trustees’ fees and expenses	29
Fund services fees	6,115
Other expenses	11,960
Total Liabilities	95,010
NET ASSETS	$13,113,162
COMPONENTS OF NET ASSETS
Paid-in capital	$9,490,705
Undistributed net investment income	157,983
Accumulated net realized gain	183,795
Net unrealized appreciation	3,280,679
NET ASSETS	$13,113,162
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	403,005
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$32.54

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

PHOCAS REAL ESTATE FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2018

INVESTMENT INCOME
Dividend income	$221,945
Interest income	1,274
Total Investment Income	223,219
EXPENSES
Investment advisor fees	44,565
Fund services fees	46,697
Custodian fees	2,474
Registration fees	1,024
Professional fees	14,653
Trustees' fees and expenses	1,089
Other expenses	8,468
Total Expenses	118,970
Fees waived	(29,840)
Net Expenses	89,130
NET INVESTMENT INCOME	134,089
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	74,429
Net change in unrealized appreciation (depreciation) on investments	(103,875)
NET REALIZED AND UNREALIZED LOSS	(29,446)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,643

See Notes to Financial Statements.

PHOCAS REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
OPERATIONS
Net investment income	$134,089	$267,655
Net realized gain	74,429	528,894
Net change in unrealized appreciation (depreciation)	(103,875)	89,256
Increase in Net Assets Resulting from Operations	104,643	885,805

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	(125,775)
Net realized gain	–	(598,603)
Total Distributions to Shareholders	–	(724,378)

CAPITAL SHARE TRANSACTIONS
Sale of shares	620,890	599,046
Reinvestment of distributions	–	724,378
Redemption of shares	(180,053)	(1,338,289)
Increase (Decrease) in Net Assets from Capital Share Transactions	440,837	(14,865)
Increase in Net Assets	545,480	146,562

NET ASSETS
Beginning of Period	12,567,682	12,421,120
End of Period (Including line (a))	$13,113,162	$12,567,862
SHARE TRANSACTIONS
Sale of shares	20,727	18,467
Reinvestment of distributions	–	21,979
Redemption of shares	(5,750)	(41,176)
Increase (Decrease) in Shares	14,977	(730)

(a) Undistributed net investment income	$157,983	$23,894

See Notes to Financial Statements.

PHOCAS REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended December 31,
	For the Six Months Ended June 30, 2018		2017	2016	2015	2014	2013
NET ASSET VALUE, Beginning of Period	$32.39		$31.95	$31.23	$32.44	$24.66	$23.30
INVESTMENT OPERATIONS
Net investment income (a)	0.34		0.72	0.83	0.57	0.45	0.46
Net realized and unrealized gain (loss)	(0.19)		1.65	1.51	(0.18)	7.35	1.09
Total from Investment Operations	0.15		2.37	2.34	0.39	7.80	1.55
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.33)	(0.35)	(0.36)	(0.02)	(0.19)
Net realized gain	–		(1.60)	(1.27)	(1.24)	–	–
Total Distributions to Shareholders	–		(1.93)	(1.62)	(1.60)	(0.02)	(0.19)
NET ASSET VALUE, End of Period	$32.54		$32.39	$31.95	$31.23	$32.44	$24.66
TOTAL RETURN	0.46	%(b)	7.35%	7.64%	1.28%	31.65%	6.64%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$13,113		$12,568	$12,421	$11,052	$10,782	$7,492
Ratios to Average Net Assets:
Net investment income	2.26	%(c)	2.18%	2.57%	1.75%	1.59%	1.83%
Net expenses	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Gross expenses (d)	2.00	%(c)	1.97%	2.17%	2.30%	2.93%	3.85%
PORTFOLIO TURNOVER RATE	8	%(b)	25%	26%	30%	18%	29%

(a)	Calculated based on average shares outstanding during each period.

(b)	Not annualized.

(c)	Annualized.

(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

PHOCAS REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018

Note 1. Organization

The Phocas Real Estate Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 29, 2006. The Fund seeks long-term total investment return through a combination of capital appreciation and current income.

On July 19, 2013, at a Special Meeting of Shareholders of the Phocas Real Estate Fund (the “Predecessor Fund”), a series of the Advisor Series Trust, the shareholders approved a proposal to reorganize the Predecessor Fund into the Fund, a newly created series of the Trust. The Fund is designed to be substantially similar from an investment perspective to the Predecessor Fund, and is managed by the same investment advisor. As a result of the reorganization, the Fund is now operating under the supervision of a different board of trustees. On August 1, 2013, the shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for shares of the Fund with the same aggregate value. No sales load, commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

PHOCAS REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of June 30, 2018, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income recorded on the ex-dividend date. Foreign dividend income recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.

PHOCAS REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2018, the Fund had $194,547 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Advisor – Phocas Financial Corporation (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expense Reimbursement and Fees Waived

The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through April 30, 2019. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended June 30, 2018, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
$21,924	$7,916	$29,840

The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. As of June 30, 2018, $176,393 is subject to recapture by the Advisor.

PHOCAS REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2018, were $1,520,746 and $947,988, respectively.

Note 7. Federal Income Tax

As of June 30, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net appreciation were as follows:

Gross Unrealized Appreciation	$3,594,069
Gross Unrealized Depreciation	(313,390)
Net Unrealized Appreciation	$3,280,679

As of December 31, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$37,682
Undistributed Long-Term Gain	91,917
Unrealized Appreciation	3,388,215
Total	$3,517,814

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and differences between book and tax treatment on distributions from REITs.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

PHOCAS REAL ESTATE FUND

ADDITIONAL INFORMATION

JUNE 30, 2018

Investment Advisory Agreement Approval

At the June 15, 2018 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between Phocas Financial Corporation (the “Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Board considered, among other things, that it had recently approved the reorganization of the Fund to a new series trust, to become effective in August 2018. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the June meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent & Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the operations of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of those professionals; the quality of the Adviser’s services with respect to regulatory compliance; and the Adviser’s representation that the firm is in a stable financial condition to allow the firm to continue providing quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

The Board reviewed the performance of the Fund compared to its benchmark, and observed that the Fund underperformed its primary benchmark index, the FTSE NAREIT All Equity REIT Index, for the one- and three-year periods ended March 31, 2018, and outperformed its primary benchmark index for the five- and 10-year periods ended March 31, 2018. The Board also observed that the Fund outperformed its primary benchmark for the period since the Fund’s inception on September 29, 2006, though the Fund had only become a series of the Trust in 2013. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. The Board observed that the Fund underperformed the median of its Broadridge peer group for the three-year period ended March 31 2018, and outperformed the median of its Broadridge peer group for the one- and five-year periods ended March 31, 2018. The Board noted the Adviser’s representation that the Fund’s underperformance over the three-year period could be attributed, in part, to poor performance in 2015 when the Fund’s exposure to lodging sector holdings underperformed the benchmark generally. The Board noted the Adviser’s representation that the Fund’s portfolio was well-positioned to generate positive performance going forward. Based on the foregoing and other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the Adviser’s management under the Advisory Agreement.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peers. The Board noted that the Adviser’s actual advisory fee was lower than the median of the Broadridge peers, while the actual total expenses of the Fund were higher than the median of the Broadridge peers. The Board also noted the Adviser’s representation that the Adviser had contractually agreed to waive fees and/or reimburse expenses of the Fund as necessary to ensure the Fund’s expenses remain capped at competitive rates. The Board also noted the Adviser’s representation that the Fund’s assets were small compared to the other funds in the Broadridge peer group and that funds of a larger size, such as the peers, were afforded greater opportunity to achieve economies of scale and offer reduced fees and expenses. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable in light of the services provided.

PHOCAS REAL ESTATE FUND

ADDITIONAL INFORMATION

JUNE 30, 2018

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity. The Board noted the Adviser’s representation that it does not account for its relationship with the Fund as a separate profit center, and that the Adviser has remained profitable since inception of the Fund. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

Economies of Scale

The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if the Fund’s assets were to increase, but given low current asset levels, the consideration of breakpoints was not appropriate at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 746-2271 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 746-2271 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

PHOCAS REAL ESTATE FUND

ADDITIONAL INFORMATION

JUNE 30, 2018

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,004.64	$7.46	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

PHOCAS REAL ESTATE FUND

FOR MORE INFORMATION:

P.O. Box 588

Portland, ME 04112

(866) 746-2271 (toll free)

INVESTMENT ADVISOR

Phocas Financial Corporation

980 Atlantic Avenue, Suite 106

Alameda, CA 94501

TRANSFER AGENT

Atlantic Fund Services

P.O. Box 588

Portland, ME 04112

www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

215-SAR-0618

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 20, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 20, 2018